Secured Term Loan Facilities and Revolving Credit Facilities - March 2019 Terminal Facility (Details) $ in Millions	Mar. 29, 2019 USD ($)
Subsidiaries | Line of Credit | Terminal Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 75.0